SIGNIFICANT ACCOUNTING POLICIES (Inventories) (Details) - Inventory Valuation Reserve [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at the beginning of the year	$ 11,363	$ 10,183
Increase in inventory provision	14,968	8,859
Write off	(10,780)	(7,679)
Balance at end of the year	$ 15,551	$ 11,363